SCHEDULE OF INVESTMENTS
Thornburg Intermediate Municipal Fund	June 30, 2019 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	Municipal Bonds — 98.9%
	Alabama — 1.3%
	Alabama Public School & College Authority (Educational Facilities), Series B, 5.00% due 6/1/2021 - 6/1/2026	$ 5,155,000	$ 5,789,176
	East Alabama Health Care Authority (Health Care Facilities Capital Improvements) GO, Series A, 5.00% due 9/1/2027	1,250,000	1,336,912
	UAB Medicine Finance Authority (University Hospital), Series B, 5.00% due 9/1/2032	6,000,000	7,102,860
	Alaska — 0.2%
	Alaska Housing Finance Corp. (State Capital Project) GO, Series A, 5.00% due 12/1/2021 (pre-refunded 12/1/2020)	500,000	525,755
	City of Valdez (BP Pipelines (Alaska), Inc. Project), 5.00% due 1/1/2021	2,000,000	2,103,560
	Arizona — 2.0%
	Arizona (Scottsdale Lincoln Hospitals) HFA, 5.00% due 12/1/2031	2,500,000	2,860,025
	Arizona Board of Regents (University of Arizona SPEED), 5.00% due 8/1/2024 - 8/1/2029	2,635,000	2,906,889
	City of Flagstaff (Urban Trail, Street and Utilities Improvements) GO, 4.00% due 7/1/2022 - 7/1/2023	620,000	673,760
	County of Pima (Providence Day School Project) IDA, 5.00% due 12/1/2030	2,000,000	2,068,760
[a,b]	County of Yavapai, (Waste Management, Inc.) AMT, IDA, 2.80% due 6/1/2027 (put 6/1/2021)	2,000,000	2,035,980
	Salt River Project Agricultural Improvement and Power District (Salt River Electric System), 5.00% due 1/1/2033 - 1/1/2037	7,000,000	8,628,695
	Salt Verde Financial Corp. (Gas Supply Acquisition), 5.25% due 12/1/2022 - 12/1/2028	2,770,000	3,177,598
	Arkansas — 0.4%
	Board of Trustees of the University of Arkansas (Fayetteville Campus), 5.00% due 11/1/2031 - 11/1/2034	3,655,000	4,190,029
	California — 6.3%
	Alameda County Joint Powers Authority (Alameda County Medical Center Highland Hospital), Series A, 5.25% due 12/1/2027 - 12/1/2029	3,650,000	4,245,425
	Brentwood Infrastructure Financing Authority (Insured: AGM), 5.00% due 11/1/2026	2,000,000	2,154,240
	California (Adventist Health System/West) HFFA, Series A, 5.00% due 3/1/2026	3,020,000	3,401,456
	California (Children’s Hospital Los Angeles) HFFA, Series A, 5.00% due 11/15/2022 - 8/15/2033	1,950,000	2,245,113
	California (Dignity Health) HFFA, Series A, 5.25% due 3/1/2027	5,250,000	5,572,770
	California Educational Facilities Authority (Pitzer College), 5.50% due 4/1/2029 (pre-refunded 4/1/2020)	3,000,000	3,097,440
	California Infrastructure and Economic Development Bank (King City Joint Union High School District), 5.75% due 8/15/2029	1,500,000	1,541,220
[a,c]	California Infrastructure and Economic Development Bank (Los Angeles County Museum of Art), Series A, 2.332% (LIBOR 1 Month + 0.65%) due 12/1/2050 (put 2/1/2021)	3,000,000	3,009,780
	Carson Redevelopment Agency (Redevelopment Project Area No. 1),
	Series A,
	6.25% due 10/1/2022 (pre-refunded 10/1/2019)	1,620,000	1,640,493
	6.375% due 10/1/2024 (pre-refunded 10/1/2019)	1,300,000	1,316,848
	Corona-Norco (Insured: AGM) USD COP, Series A, 5.00% due 4/15/2021	1,000,000	1,027,710
	Delano Financing Authority (City of Delano Police Station and Woollomes Avenue Bridge), Series A, 5.00% due 12/1/2025	2,555,000	2,677,691
	Franklin-McKinley School District (Insured: Natl-Re) GO, 5.25% due 8/1/2027	1,000,000	1,301,360
	Fresno (Educational Facilities and Improvements; Insured: Natl-Re) USD GO, Series A, 6.00% due 8/1/2026	1,410,000	1,676,983
	Jurupa Public Financing Authority (Eastvale Community Services; Insured: AGM), Series A, 5.50% due 9/1/2025 - 9/1/2027	2,530,000	2,961,203
	M-S-R Energy Authority, Series B, 6.125% due 11/1/2029	2,500,000	3,177,225
	North City West School Facilities Financing Authority (Carmel Valley Schools; Insured: AGM), Series A, 5.00% due 9/1/2024	1,080,000	1,200,884
[b]	Northern California Energy Authority (Commodity Supply Revenue), Series A, 4.00% due 7/1/2049 (put 7/1/2024)	8,000,000	8,739,120
	Oakland (County of Alameda Educational Facilities) USD GO, Series A, 5.00% due 8/1/2032 - 8/1/2034	3,000,000	3,471,960
[a]	Redwood City Redevelopment Agency (Redevelopment Area A-2; Insured: AMBAC), Zero Coupon due 7/15/2023	2,065,000	1,918,736
	San Jose Redevelopment Agency (Merged Area Redevelopment Project),
	5.25% due 8/1/2027 (pre-refunded 8/1/2020)	2,400,000	2,505,864
	5.375% due 8/1/2028 (pre-refunded 8/1/2020)	1,175,000	1,228,404
	San Mateo Union High School District (Educational Facilities; Insured: Natl-Re) GO, Series B, Zero Coupon due 9/1/2019	3,000,000	2,993,760
	Saratoga Union School District (Insured: Natl-Re) GO, Series B, Zero Coupon due 9/1/2023	900,000	845,640
	State of California (Kindergarten-University Facilities) GO, 5.25% due 9/1/2026	5,000,000	5,426,950
	Turlock Irrigation District,
	Series A,
	5.00% due 1/1/2021	1,005,000	1,024,336
	5.00% due 1/1/2021 (pre-refunded 1/1/2020)	745,000	759,483
	William S. Hart Union High School District (Educational Facilities; Insured: AGM) GO, Series B, Zero Coupon due 9/1/2021	800,000	775,248
	Colorado — 1.3%
[d]	City & County of Denver (SPA JPMorgan Chase Bank N.A.), Series A2, 1.95% due 12/1/2029 (put 7/1/2019)	820,000	820,000
[a]	Housing Authority of the City and County of Denver (Three Towers Rehabilitation; Insured: AGM) AMT, 5.20% due 11/1/2027	1,335,000	1,338,738
	Park Creek Metropolitan District (Insured: AGC), 5.25% due 12/1/2020 (pre-refunded 12/1/2019)	1,120,000	1,138,189
	Regional Transportation District (North Metro Rail Line) COP, Series A, 5.00% due 6/1/2028	1,550,000	1,745,687
	Regional Transportation District (Public Mass Transportation System) COP,
	Series A,
	5.50% due 6/1/2022	260,000	269,448
	5.50% due 6/1/2022 (pre-refunded 6/1/2020)	2,740,000	2,842,887
	State of Colorado COP, Series A, 5.00% due 9/1/2029 - 9/1/2032	5,205,000	6,442,366

SCHEDULE OF INVESTMENTS, Continued
Thornburg Intermediate Municipal Fund	June 30, 2019 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	Connecticut — 2.0%
	City of Hartford (Various Public Improvements; Insured: AGM) GO, Series A, 5.00% due 7/1/2031	$ 1,700,000	$ 1,971,643
	State of Connecticut GO,
	Series A, 5.00% due 4/15/2033 - 4/15/2035	12,415,000	14,931,281
	Series C, 5.00% due 6/15/2028 - 6/15/2029	1,890,000	2,341,631
	Series E, 5.00% due 9/15/2033	2,650,000	3,214,344
	District of Columbia — 1.6%
[a]	Metropolitan Airports Authority (Dulles Toll Road; Insured: AGC), Zero Coupon due 10/1/2023 - 10/1/2024	9,890,000	8,850,906
[e]	Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Series A-Dulles Metrorail and capital improvement project, 5.00% due 10/1/2038 - 10/1/2039	3,000,000	3,625,965
	Washington Convention & Sports Authority, Series A, 5.00% due 10/1/2028	1,105,000	1,379,327
	Washington Metropolitan Area Transit Authority, 5.00% due 7/1/2032 - 7/1/2037	3,325,000	4,015,230
	Florida — 6.5%
	Broward County (Airport System Improvements) AMT, 5.00% due 10/1/2034 - 10/1/2035	3,500,000	4,170,450
	Central Florida Expressway Authority, 5.00% due 7/1/2037	1,095,000	1,301,342
	City of Jacksonville (Better Jacksonville Plan), Series A, 5.00% due 10/1/2026	2,075,000	2,290,053
	City of Lakeland (Electric Power System Smart Grid Project; Insured: AGM), 5.25% due 10/1/2027 - 10/1/2036	6,450,000	8,496,550
	City of Orlando (Senior Tourist Development; Insured: AGM), 5.00% due 11/1/2032 - 11/1/2037	3,430,000	4,104,595
	Escambia County (Florida Health Care Facility Loan Program; Insured: AMBAC) HFA ETM, 5.95% due 7/1/2020	260,000	271,807
	Florida State Department of Children & Families (South Florida Evaluation Treatment Center) COP, 5.00% due 10/1/2019	2,255,000	2,261,630
	Lake County School Board (School District Facility Projects) COP, Series B, 5.00% due 6/1/2026	1,210,000	1,320,110
	Manatee County (Public Utilities System Improvements), 5.00% due 10/1/2026 - 10/1/2033	6,080,000	7,149,849
	Miami-Dade County (Miami International Airport), Series B, 5.00% due 10/1/2028 - 10/1/2031	5,335,000	6,204,631
	Miami-Dade County (Nicklaus Children’s Hospital), HFA 5.00% due 8/1/2035 - 8/1/2037	2,905,000	3,425,633
	Miami-Dade County (Seaport Properties) GO, Series C, 5.00% due 10/1/2023	1,040,000	1,123,273
	Miami-Dade County Educational Facilities Authority (University of Miami; Insured: AMBAC), Series B, 5.25% due 4/1/2024	1,000,000	1,163,340
	Miami-Dade County School Board (Insured: AMBAC) COP, Series D, 5.00% due 10/1/2021	3,035,000	3,270,304
	Miami-Dade County School Board COP, Series A, 5.00% due 5/1/2030	3,250,000	3,799,867
	Orange County (Orlando Health, Inc.) HFA, 5.125% due 10/1/2026	2,000,000	2,018,760
	Orange County (Tourist Development), Series A, 5.00% due 10/1/2031	2,000,000	2,406,120
	Palm Beach County (Boca Raton Regional Hospital) HFA, 5.00% due 12/1/2025	500,000	579,905
	Palm Beach County School District COP, Series C, 5.00% due 8/1/2028	595,000	759,553
	Sarasota County Public Hospital Board (Sarasota Memorial Hospital; Insured: Natl-Re), 5.258% due 10/1/2021	2,000,000	2,071,240
	School Board of Broward County (Educational Facilities and Equipment) COP, Series A, 5.00% due 7/1/2027	2,000,000	2,188,780
	School Board of Broward County (Educational Facilities) COP,
	Series A, 5.00% due 7/1/2030	1,250,000	1,464,525
	Series B, 5.00% due 7/1/2032	2,000,000	2,319,820
	School District of Broward County COP,
	Series A,
	5.00% due 7/1/2026	545,000	597,772
	5.00% due 7/1/2026 (pre-refunded 7/1/2022)	2,455,000	2,715,819
	School District of Manatee County (School Facilities Improvement; Insured: AGM), 5.00% due 10/1/2032	2,250,000	2,708,078
	Sunshine State Governmental Finance Commission (Miami-Dade County Program), Series B-1, 5.00% due 9/1/2028	3,500,000	3,963,575
	Georgia — 1.9%
	Athens-Clarke County Unified Government Development Authority (UGAREF Bolton Commons, LLC), 5.00% due 6/15/2024 - 6/15/2028	2,320,000	2,627,755
	City of Atlanta (Water & Wastewater System; Insured: AGM), Series B, 5.50% due 11/1/2024	1,740,000	1,763,803
	City of Atlanta (Water & Wastewater System; Insured: Natl-Re),
	Series A, 5.50% due 11/1/2022	530,000	582,004
	Series B, 5.50% due 11/1/2024 (pre-refunded 11/1/2019)	3,260,000	3,304,923
	Clarke County Hospital Authority (Athens Regional Medical Center), 5.00% due 1/1/2023 - 1/1/2026 (pre-refunded 1/1/2022)	5,620,000	6,126,418
	Main Street Natural Gas, Inc. Series A, 5.00% due 5/15/2035 - 5/15/2037	5,725,000	7,423,047
	Guam — 2.6%
	Government of Guam (Economic Development), Series D, 5.00% due 11/15/2031	5,500,000	6,108,245
	Government of Guam (Various Capital Projects), Series D, 5.00% due 11/15/2032	12,000,000	13,286,760
	Guam Power Authority (Electric Power System), Series A, 5.00% due 10/1/2033	1,650,000	1,888,392
	Guam Power Authority (Electric Power System; Insured: AGM), Series A, 5.00% due 10/1/2023 - 10/1/2025	6,500,000	7,195,180
	Guam Waterworks Authority (Water and Wastewater System), 5.25% due 7/1/2024	1,000,000	1,115,930
	Hawaii — 1.1%
	County of Hawaii GO, Series A, 5.00% due 9/1/2033	1,250,000	1,485,088
	State of Hawaii GO,
	Series DZ, 5.00% due 12/1/2027 (pre-refunded 12/1/2021)	3,635,000	3,946,301
	Series DZ-2016, 5.00% due 12/1/2027 (pre-refunded 12/1/2021)	6,365,000	6,922,785
	Illinois — 8.9%
	Chicago O’Hare International Airport (2015 Airport Projects), Series B, 5.00% due 1/1/2020	1,000,000	1,017,670

SCHEDULE OF INVESTMENTS, Continued
Thornburg Intermediate Municipal Fund	June 30, 2019 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	Chicago O’Hare International Airport (2016 Airport Projects), Series C, 5.00% due 1/1/2029 - 1/1/2030	$ 1,765,000	$ 2,090,296
	Chicago O’Hare International Airport (2017 Airport Projects), Series B, 5.00% due 1/1/2034 - 1/1/2037	8,160,000	9,615,362
	Chicago Park District (Capital Improvement Plan) GO,
	Series A,
[f]	5.00% due 1/1/2027	1,945,000	2,177,525
	5.00% due 1/1/2029	1,995,000	2,217,622
	Series B, 5.00% due 1/1/2025 - 1/1/2030	4,500,000	4,996,255
	Series D, 5.00% due 1/1/2028	3,450,000	3,849,958
	City of Chicago (Midway Airport),
	Series B,
	5.00% due 1/1/2032 - 1/1/2033	9,805,000	11,052,316
	5.25% due 1/1/2034	4,700,000	5,226,541
	City of Chicago (Wastewater Transmission System), Series C, 5.00% due 1/1/2028 - 1/1/2029	7,865,000	8,948,572
	City of Chicago (Wastewater Transmission System; Insured: AGM), Series B-AGM-CR, 5.00% due 1/1/2034	1,375,000	1,614,690
	City of Chicago (Water System; Insured: AGM), Series 2017-2, 5.00% due 11/1/2037	4,250,000	4,937,352
	City of Chicago (Water System; Insured: BHAC-CR AMBAC), 5.75% due 11/1/2030	1,270,000	1,606,461
	City of Mount Vernon (Various Municipal Capital Improvements; Insured: AGM) GO, 4.00% due 12/15/2025	1,900,000	1,963,194
	Cook County GO, Series A, 5.25% due 11/15/2024	3,000,000	3,143,520
	Cook County School District No. 104 (Argo Summit Elementary School Facilities; Insured: AGM) GO ETM, Series D, Zero Coupon due 12/1/2022	2,000,000	1,897,960
	Illinois (Midwest Care Center I, Inc.; Collateralized: GNMA) HFA, 5.70% due 2/20/2021	190,000	190,306
	Illinois Finance Authority (Rush University Medical Center), Series A, 5.00% due 11/15/2033	1,000,000	1,138,310
	Illinois Finance Authority (Silver Cross Hospital and Medical Centers), 5.00% due 8/15/2024	1,000,000	1,140,020
[d]	Illinois Finance Authority Revenue, (SPA-TD BANK N.A.), Series A-2, 1.95% due 8/15/2042 (put 7/1/2019)	600,000	600,000
	Illinois Toll Highway Authority (Move Illinois Program), Series A, 5.00% due 1/1/2037	5,550,000	6,354,139
	Metropolitan Pier & Exposition Authority (McCormick Place Expansion Project), Series B, 5.00% due 12/15/2022	1,000,000	1,087,590
	Monroe and St. Clair Counties (Community Unit School District No. 5; Insured: BAM) GO, 5.00% due 4/15/2027 - 4/15/2031	6,285,000	7,398,248
	State of Illinois Series B, 5.00% due 6/15/2030 - 6/15/2031	9,280,000	10,701,425
	State of Illinois, Series B, 5.00% due 6/15/2032	2,885,000	3,305,085
	Tazewell County School District (Insured: Natl-Re) GO, 9.00% due 12/1/2024	1,205,000	1,611,892
	Village of Tinley Park GO,
	4.00% due 12/1/2021	585,000	617,959
	5.00% due 12/1/2024	870,000	990,843
	Indiana — 2.8%
	Board of Trustees for the Vincennes University, Series J, 5.375% due 6/1/2022	895,000	926,853
	City of Carmel Redevelopment Authority (Performing Arts Center), Zero Coupon due 2/1/2021	2,000,000	1,948,020
	City of Carmel Redevelopment District (Performing Arts Center) COP, Series C, 6.50% due 7/15/2035 (pre-refunded 1/15/2021)	2,730,000	2,939,964
[b]	City of Whiting Environmental Facilities (BP Products North America Inc. Project) AMT, Series A, 5.00% due 3/1/2046 (put 3/1/2023)	1,000,000	1,110,650
	Hobart Building Corp. (Insured: Natl-Re) (State Aid Withholding) ETM, 6.50% due 7/15/2019	515,000	515,958
	Indiana (Ascension Health Credit Group) HFFA, 5.00% due 11/15/2034 - 11/15/2036	8,325,000	9,663,011
	Indiana Bond Bank (Hendricks Regional Health Financing Program; Insured: AMBAC), 5.25% due 4/1/2023	2,000,000	2,254,320
	Indiana Bond Bank (Natural Gas Utility Improvements), Series A, 5.25% due 10/15/2020	5,340,000	5,575,708
[d]	Indiana Finance Authority (Franciscan Alliance, Inc. Obligated Group;LOC Barclyas Bank Plc), 1.97% due 11/1/2037 (put 7/1/2019)	1,000,000	1,000,000
	Indiana Finance Authority (Marian University),
	5.25% due 9/15/2022	2,480,000	2,654,790
[a]	5.25% due 9/15/2023	2,605,000	2,784,563
	Indiana Finance Authority (Sisters of St. Francis Health Services, Inc.), 5.00% due 11/1/2021	605,000	614,837
	Iowa — 0.4%
	Iowa Finance Authority (UnityPoint Health), Series C, 5.00% due 2/15/2030 - 2/15/2032	4,100,000	4,608,651
	Kansas — 0.1%
	Kansas (Wichita State University) DFA, Series A, 5.00% due 6/1/2020	575,000	593,883
	Unified Government of Wyandotte County/Kansas City (School Improvement Project; Insured: AGM) USD GO, Series A, 5.00% due 9/1/2030 - 9/1/2031	640,000	775,242
	Kentucky — 1.9%
[b]	Kentucky Public Energy Authority (Gas Supply System), Series C-1, 4.00% due 12/1/2049 (put 6/1/2025)	17,500,000	19,282,200
	Louisville/Jefferson County Metropolitan Government (Norton Suburban Hospital and Kosair Children’s Hospital), 5.25% due 10/1/2026	2,320,000	2,657,676
	Louisiana — 2.7%
	East Baton Rouge Sewerage Commission, Series B, 5.00% due 2/1/2030 - 2/1/2032	6,825,000	7,943,920
	Jefferson Sales Tax District (Insured: AGM), Series B, 5.00% due 12/1/2034 - 12/1/2035	1,500,000	1,797,255
	Louisiana Energy and Power Authority (LEPA Unit No. 1; Insured: AGM), Series A, 5.25% due 6/1/2029 - 6/1/2031	6,100,000	6,855,931
	New Orleans Regional Transit Authority (Insured: AGM), 5.00% due 12/1/2023 - 12/1/2024	2,000,000	2,096,900
	Parish of Lafourche (Roads, Highways and Bridges), 5.00% due 1/1/2024 - 1/1/2025	3,685,000	4,310,550
	Parish of Plaquemines Law Enforcement District GO,
	5.00% due 9/1/2023 - 9/1/2025 (pre-refunded 9/1/2019)	2,580,000	2,595,532
	5.15% due 9/1/2027 (pre-refunded 9/1/2019)	1,490,000	1,499,327

SCHEDULE OF INVESTMENTS, Continued
Thornburg Intermediate Municipal Fund	June 30, 2019 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	5.30% due 9/1/2029 (pre-refunded 9/1/2019)	$ 1,650,000	$ 1,660,725
	Terrebonne Parish Hospital Service District No. 1 (General Medical Center),
	5.00% due 4/1/2028	960,000	979,200
	5.00% due 4/1/2028 (pre-refunded 4/1/2020)	540,000	554,591
	Massachusetts — 1.8%
	Massachusetts (Insured: BHAC-CR FGIC), 5.50% due 1/1/2029	8,370,000	11,119,712
	Massachusetts Bay Transportation Authority (Transportation Capital Program), Series A, 5.25% due 7/1/2030	1,000,000	1,341,230
	Massachusetts Development Finance Agency (CareGroup Healthcare System),
	Series H-1, 5.00% due 7/1/2021	2,330,000	2,488,440
	Series I, 5.00% due 7/1/2036	1,750,000	2,014,968
	Massachusetts Development Finance Agency (Simmons College), Series J, 5.50% due 10/1/2025 - 10/1/2028	1,790,000	2,054,535
	Massachusetts Educational Financing Authority (Higher Education Student Loans), Series A, 5.50% due 1/1/2022	1,130,000	1,153,493
	Michigan — 2.4%
	Board of Governors of Wayne State University (Educational Facilities and Equipment), Series A, 5.00% due 11/15/2031	1,010,000	1,163,278
	City of Troy (Downtown Development Authority-Community Center Facilities) GO, 5.00% due 11/1/2025	300,000	325,110
	County of Genesee (Water Supply System; Insured: BAM) GO,
	5.00% due 11/1/2024 - 11/1/2030	3,360,000	3,738,390
	5.125% due 11/1/2032	750,000	834,592
	5.25% due 11/1/2026 - 11/1/2028	2,920,000	3,276,979
	Detroit City School District (School Building & Site Improvement; Insured: AGM/Q-SBLF) GO, Series A, 5.25% due 5/1/2026	3,150,000	3,801,042
	Detroit City School District (School Building & Site; Insured: AGM Q-SBLF) GO, Series A, 5.25% due 5/1/2027	1,100,000	1,352,197
	Kalamazoo Hospital Finance Authority (Bronson Healthcare),
	5.25% due 5/15/2026	175,000	186,365
	5.25% due 5/15/2026 (pre-refunded 5/15/2021)	1,110,000	1,188,355
	Kalamazoo Hospital Finance Authority (Bronson Healthcare; Insured: AGM),
	5.00% due 5/15/2022	1,105,000	1,134,669
	5.00% due 5/15/2022 (pre-refunded 5/15/2020)	1,365,000	1,407,301
	Michigan Finance Authority (Government Loan Program), Series F, 5.00% due 4/1/2026	1,580,000	1,689,589
	Michigan Finance Authority (McLaren Health System), Series A, 5.00% due 2/15/2039	3,200,000	3,875,008
[a]	Michigan Public School Academy (Will Carleton Charter School), 8.00% due 8/1/2035	845,000	852,436
	Michigan State Hospital Finance Authority (Henry Ford Health System), 5.625% due 11/15/2029 (pre-refunded 11/15/2019)	2,500,000	2,539,200
	Minnesota — 0.3%
	Minnesota Agriculture & Economic Development Board (Essentia Health; Insured: AGC), Series C-1, 5.50% due 2/15/2025	2,500,000	2,562,475
	Minnesota Higher Education Facilities Authority, (University of St. Thomas) 5.00% due 10/1/2034 - 10/1/2035	600,000	741,766
	Mississippi — 1.3%
	Mississippi Development Bank (Capital City Convention Center) GO, 5.00% due 3/1/2025	2,850,000	3,276,303
	Mississippi Development Bank (Department of Corrections), Series D, 5.25% due 8/1/2027 (pre-refunded 8/1/2020)	3,415,000	3,560,752
	Mississippi Development Bank (Jackson Public School District; Insured BAM) GO, 5.25% due 10/1/2037 - 10/1/2038	5,250,000	6,416,258
	Mississippi Development Bank, (Vicksburg Warren School District; Insured: BAM) 5.50% due 3/1/2038	700,000	879,921
	Missouri — 0.2%
	Missouri Health and Educational Facilities Authority (Webster University) ETM, 5.00% due 4/1/2021	2,520,000	2,677,802
	Nebraska — 0.8%
[b]	Central Plains Energy Project, 5.00% due 3/1/2050 (put 1/1/2024)	8,350,000	9,377,885
	Nevada — 1.2%
	Carson City (Carson Tahoe Regional Healthcare), 5.00% due 9/1/2027 - 9/1/2032	3,180,000	3,524,972
	Washoe County (Reno Sparks Convention & Visitors Authority) GO, 5.00% due 7/1/2026 - 7/1/2032 (pre-refunded 7/1/2021)	7,095,000	7,609,361
	Washoe County NV GO,
	5.00% due 7/1/2032 (pre-refunded 7/1/2021)	125,000	133,935
[a]	5.00% due 7/1/2032 (pre-refunded 7/1/2021)	1,780,000	1,909,068
	New Hampshire — 1.0%
[d]	New Hampshire Health and Education Facilities Authority Act (SPA State Street Bank and Trust Co.), Series A-1, 1.97% due 7/1/2035 (put 7/1/2019)	4,930,000	4,930,000
	New Hampshire Municipal Bond Bank, Series C, 5.00% due 8/15/2026	1,860,000	2,131,876
	State of New Hampshire (Turnpike System), Series B, 5.00% due 2/1/2022 - 2/1/2024	4,005,000	4,363,601
	New Jersey — 3.5%
	Cape May County Industrial Pollution Control Financing Authority (Atlantic City Electric Company; Insured: Natl-Re), Series A, 6.80% due 3/1/2021	675,000	731,572
	Essex County Improvement Authority (County Correctional Facilities & Gibraltar Facilities; Insured: Natl-Re), 5.50% due 10/1/2024	2,500,000	3,021,425
	New Jersey (School Facilities Construction) EDA, 5.00% due 3/1/2026	2,000,000	2,187,100
	New Jersey (School Facilities Construction; Insured: AMBAC) EDA, Series N-1, 5.50% due 9/1/2026	3,000,000	3,642,960
	New Jersey (School Facilities Construction; Insured: Natl-Re) EDA, Series N-1, 5.50% due 9/1/2027	1,700,000	2,101,064
	New Jersey State Health Care Facilities Financing Authority (Virtua Health), 5.00% due 7/1/2027 - 7/1/2028	3,000,000	3,428,260
	New Jersey Transportation Trust Fund Authority (State Transportation System Improvements),
[c]	3.10% (MUNIPSA + 1.20%) due 6/15/2034 (put 12/15/2021)	2,000,000	2,013,880
	5.00% due 6/15/2023 - 6/15/2031	13,250,000	15,542,595

SCHEDULE OF INVESTMENTS, Continued
Thornburg Intermediate Municipal Fund	June 30, 2019 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	New Jersey Transportation Trust Fund Authority (State Transportation System Improvements; Insured: Natl-Re), Series B, 5.50% due 12/15/2020	$ 3,185,000	$ 3,356,990
	New Jersey Transportation Trust Fund Authority, Series A, 5.00% due 12/15/2034	500,000	580,890
	Passaic Valley Sewage Commissioners GO, Series G, 5.75% due 12/1/2022	3,000,000	3,403,440
	New Mexico — 0.9%
	City of Farmington (Arizona Public Service Co.-Four Corners Project), Series B, 4.70% due 9/1/2024	3,000,000	3,110,190
	City of Las Cruces (NMFA Loan), 5.00% due 6/1/2030	2,040,000	2,104,546
	New Mexico Hospital Equipment Loan Council (Haverland Carter Lifestyle Group), 5.00% due 7/1/2032	2,130,000	2,236,606
	Regents of New Mexico State University (Campus Buildings Acquisition & Improvements), Series A, 5.00% due 4/1/2034	1,810,000	2,159,909
	New York — 8.6%
	City of New York (City Budget Financial Management) GO,
	Series G, 5.00% due 8/1/2027	4,530,000	5,239,534
	Series J, 5.00% due 8/1/2030 - 8/1/2031	9,000,000	10,450,050
[d]	City of New York (SPA Barclays Bank plc) GO, Series F-5, 1.97% due 6/1/2044 (put 7/1/2019)	7,000,000	7,000,000
[d]	City of New York (SPA JPMorgan Chase Bank N.A.), Series D-3, 1.95% due 8/1/2038 (put 7/1/2019)	2,100,000	2,100,000
	County of Nassau (Insured: BAM) GO, Series B, 5.00% due 4/1/2026	1,300,000	1,484,574
	Erie County Industrial Development Agency (City of Buffalo School District) (State Aid Withholding), 5.00% due 5/1/2027	5,000,000	5,648,500
	Metropolitan Transportation Authority (Green Bond),
	Series A2, 5.00% due 11/15/2025	7,500,000	9,013,350
	Series C-1, 5.00% due 11/15/2030	8,500,000	10,543,655
	Metropolitan Transportation Authority (Transit and Commuter System), Series A2-Green Bond, 5.00% due 11/15/2024	5,435,000	6,387,212
[d]	New York City Transitional Finance Authority Future Tax Secured Revenue (SPA JP Morgan Chase Bank N.A.), Series A-4, 1.95% due 8/1/2039 (put 7/1/2019)	4,425,000	4,425,000
[d]	New York City Transitional Finance Authority Future Tax Secured Revenue (SPA JPMorgan Chase Bank, N.A.), Series B-4, 1.95% due 8/1/2042 (put 7/1/2019)	4,000,000	4,000,000
[d]	New York City Transitional Finance Authority Future Tax Secured Revenue (SPA Landesbank Hessen-Thuringen), Series 1-SUB 1D, 1.95% due 11/1/2022 (put 7/1/2019)	7,900,000	7,900,000
[d]	New York City Transitional Finance Authority Future Tax Secured Revenue, (SPA Barclays Bank plc), Series B-3, 1.97% due 11/1/2042 (put 7/1/2019)	700,000	700,000
[d]	New York City Water & Sewer System (LOC Citibank N.A.), Series F-SUBSER F-2, 1.96% due 6/15/2035 (put 7/1/2019)	5,400,000	5,400,000
[d]	New York City Water & Sewer System (SPA Mizuho Bank, Ltd.), Series AA-6, 1.95% due 6/15/2048 (put 7/1/2019)	1,500,000	1,500,000
	New York State Dormitory Authority (Metropolitan Transportation Authority & State Urban Development Corp.), Series A, 5.00% due 12/15/2027	2,500,000	2,796,825
	New York State Dormitory Authority (State University Educational Facilities), Series A, 5.25% due 5/15/2021	500,000	526,220
	Town of Oyster Bay GO, Series B, 3.00% due 2/1/2020 - 3/13/2020	12,750,000	12,847,047
	North Carolina — 2.2%
	Charlotte-Mecklenburg Hospital Authority (Carolinas HealthCare System), Series A, 5.00% due 1/15/2028	2,190,000	2,436,703
	North Carolina Medical Care Commission (Vidant Health), 5.00% due 6/1/2030	3,000,000	3,496,650
	State of North Carolina, 5.00% due 3/1/2033 - 3/1/2034	15,400,000	19,198,092
	Ohio — 5.3%
	Akron, Bath and Copley Joint Township Hospital District (Children’s Hospital Medical Center of Akron), 5.00% due 11/15/2024	1,000,000	1,090,090
	American Municipal Power, Inc. (AMP Fremont Energy Center), Series B, 5.25% due 2/15/2028 (pre-refunded 2/15/2022)	4,000,000	4,397,920
	Cincinnati City School District (School Improvement Project) COP, 5.00% due 12/15/2031	3,075,000	3,544,429
	City of Cleveland (Bridges and Roadways), 5.00% due 10/1/2028 - 10/1/2029 (pre-refunded 10/1/2023)	2,520,000	2,898,378
	City of Cleveland (Public Facilities Improvements),
	5.00% due 10/1/2029	1,500,000	1,866,795
	Series A-1, 5.00% due 11/15/2027 - 11/15/2030 (pre-refunded 11/15/2023)	5,185,000	5,985,305
	City of Cleveland (Various Municipal Capital Improvements) GO, 5.00% due 12/1/2024 - 12/1/2026	2,230,000	2,493,716
	City of Cleveland Income Tax Revenue, 5.00% due 10/1/2033 - 10/1/2035	1,450,000	1,759,602
	Cleveland-Cuyahoga County Port Authority (Cleveland Museum of Art), 5.00% due 10/1/2021	2,040,000	2,134,044
	Cleveland-Cuyahoga County Port Authority (County Administration Offices), 5.00% due 7/1/2025	1,780,000	2,097,481
	County of Allen (Catholic Health Partners-Mercy Health West Facility), Series A, 5.00% due 5/1/2025 - 5/1/2026	8,325,000	9,110,151
	County of Cuyahoga (Convention Center Hotel) COP, 5.00% due 12/1/2026	2,910,000	3,322,609
	County of Cuyahoga (Musical Arts Association) 5.00% due 1/1/2030 - 1/1/2039	3,170,000	3,885,950
	County of Hamilton (Cincinnati Children’s Hospital Medical Center), 5.00% due 5/15/2028 - 5/15/2031	8,085,000	9,247,881
	Deerfield Township (Public Street Improvements-Wilkens Blvd.), 5.00% due 12/1/2025	925,000	927,479
	Greene County Vocational School District (School Facilities Construction and Improvement) GO, 5.00% due 12/1/2030 - 12/1/2033	2,580,000	3,230,682
	Lucas County Health Care Facility (Sunset Retirement Community),
	5.00% due 8/15/2021	740,000	764,864
	5.125% due 8/15/2025	1,250,000	1,327,962
	Oklahoma — 0.2%
	Oklahoma (INTEGRIS Health) DFA, Series A, 5.00% due 8/15/2026 - 8/15/2027	2,230,000	2,649,290
	Pennsylvania — 7.7%
	Allegheny County (Propel Charter School-McKeesport) IDA,
	Series C,
	5.90% due 8/15/2026	765,000	788,241
	6.375% due 8/15/2035	1,130,000	1,161,911

SCHEDULE OF INVESTMENTS, Continued
Thornburg Intermediate Municipal Fund	June 30, 2019 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	Allegheny County Hospital Development Authority (University of Pittsburgh Medical Center), Series A, 5.00% due 7/15/2034	$ 1,150,000	$ 1,424,528
	Bucks County (Waste Management, Inc.) AMT, IDA, 2.75% due 12/1/2022	7,000,000	7,200,410
	City of Philadelphia (Pennsylvania Gas Works), 5.00% due 8/1/2032 - 8/1/2034	2,300,000	2,658,582
	City of Philadelphia (Philadelphia Gas Works), 5.00% due 8/1/2036 - 8/1/2037	5,485,000	6,469,892
	City of Philadelphia (Water and Wastewater System), 5.00% due 10/1/2029 - 10/1/2030	3,510,000	4,223,178
	City of Pittsburgh (Capital Projects) GO, 5.00% due 9/1/2024 - 9/1/2036	1,715,000	2,038,970
	County of Luzerne (Insured: AGM) GO, Series A, 5.00% due 11/15/2029	3,000,000	3,508,830
	Dallastown Area School District (State Aid Withholding) GO, Series A, 4.00% due 5/1/2021	460,000	482,476
	Lancaster County Solid Waste Management Authority (Acquisition of Susquehanna Resource Management Facility), Series A, 5.25% due 12/15/2030	3,000,000	3,373,650
	Monroeville Financing Authority (University of Pittsburgh Medical Center), 5.00% due 2/15/2026	3,490,000	4,222,830
[a]	Pennsylvania Higher Educational Facilities Authority (Insured: AMBAC), Series 14, Zero Coupon due 7/1/2020	2,032,839	1,894,626
	Pennsylvania State Public School Building Authority (Philadelphia School District; Insured: AGM) (State Aid Withholding) GO, Series B, 5.00% due 6/1/2027	5,000,000	6,089,250
	Pennsylvania Turnpike Commission (Highway Improvements),
	5.35% due 12/1/2030 (pre-refunded 12/1/2020)	1,540,000	1,626,856
	Series A-1, 5.00% due 12/1/2035 - 12/1/2036	1,750,000	2,099,365
	Series C-2, 5.35% due 12/1/2030 (pre-refunded 12/1/2020)	2,460,000	2,598,744
	Philadelphia Authority for Industrial Development (Thomas Jefferson University), 5.00% due 9/1/2032 - 9/1/2034	5,685,000	6,742,628
	Philadelphia Municipal Authority (Juvenile Justice Services Center), 5.00% due 4/1/2032 - 4/1/2036	11,125,000	13,161,455
	Pittsburgh Water & Sewer Authority (Water and Sewer System; Insured: AGM),
	Series A, 5.00% due 9/1/2030 - 9/1/2031	8,740,000	9,857,391
	Series B, 5.00% due 9/1/2031 (pre-refunded 9/1/2023)	3,665,000	4,188,802
	Plum Borough School District (Insured: BAM) (State Aid Withholding) GO,
	Series A, 4.00% due 9/15/2020 - 9/15/2021	830,000	862,712
	Series B,
	4.00% due 9/15/2020	385,000	395,722
	5.00% due 9/15/2021	430,000	460,947
	Rhode Island — 0.4%
	State of Rhode Island and Providence Plantations (Consolidated Capital Development Loan) GO, Series B, 4.00% due 10/15/2023	800,000	864,544
	State of Rhode Island and Providence Plantations (Training School Project) COP, Series B, 5.00% due 10/1/2024	3,595,000	4,086,293
	South Carolina — 0.2%
	City of Myrtle Beach (Municipal Sports Complex), Series B, 5.00% due 6/1/2028 - 6/1/2030	2,000,000	2,288,780
	South Dakota — 0.5%
	South Dakota Health and Educational Facilities Authority (Avera Health), Series A, 5.00% due 7/1/2023	1,575,000	1,683,203
	South Dakota Health and Educational Facilities Authority (Sanford Health), 5.00% due 11/1/2024 - 11/1/2029	3,500,000	3,846,238
	Tennessee — 1.8%
	County of Shelby Health, Educational and Housing Facility Board (Methodist Le Bonheur Healthcare), 5.00% due 5/1/2027 - 5/1/2035	3,560,000	4,285,950
	Metropolitan Government of Nashville and Davidson County (Green Projects), Series B, 5.00% due 7/1/2033 - 7/1/2036	3,000,000	3,648,920
	Tennessee Energy Acquisition Corp. (The Gas Project),
	Series A,
[b]	4.00% due 5/1/2048 (put 5/1/2023)	1,850,000	1,983,126
	5.25% due 9/1/2023	7,000,000	7,882,910
	Series C, 5.00% due 2/1/2023	2,500,000	2,753,775
	Texas — 8.7%
	City of Dallas (Public Improvements) GO, 5.00% due 2/15/2025 - 2/15/2034	9,720,000	11,384,867
	City of Dallas (Trinity River Corridor Infrastructure) GO, 5.00% due 2/15/2028	1,000,000	1,145,290
	City of Galveston (Galveston Island Convention Center; Insured: AGM),
	Series A, 5.00% due 9/1/2021	545,000	579,711
	Series B, 5.00% due 9/1/2024	1,115,000	1,229,577
	City of Houston (Convention & Entertainment Facilities), 5.00% due 9/1/2032	3,560,000	4,041,917
	City of Houston (Public Improvements) GO, Series A, 5.00% due 3/1/2027	1,175,000	1,417,978
	City of McAllen (International Toll Bridge; Insured: AGM), Series A, 5.00% due 3/1/2028 - 3/1/2032	6,120,000	7,191,428
	City of Pharr Higher Education Finance Authority (IDEA Public Schools), Series A, 5.75% due 8/15/2024 (pre-refunded 8/15/2019)	4,445,000	4,468,158
	City of San Antonio (Airport System Capital Improvements) AMT, 5.00% due 7/1/2024 - 7/1/2025	3,225,000	3,537,808
	City of San Antonio (Water System), Series A, 5.00% due 5/15/2033 - 5/15/2034	3,075,000	3,654,217
	City of Texas City Industrial Development Corp. (ARCO Pipe Line Co. Project), 7.375% due 10/1/2020	2,705,000	2,897,731
	Dallas Area Rapid Transit, Series A, 5.00% due 12/1/2035 - 12/1/2036	7,200,000	8,443,192
	Dallas County Utility & Reclamation District GO, 5.00% due 2/15/2027	1,905,000	2,336,959
	Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Series A, 5.00% due 12/1/2028	3,000,000	3,463,440
	Harris County Cultural Education Facilities Finance Corp. (TECO Project), 5.00% due 11/15/2028 - 11/15/2033	2,225,000	2,711,976
	Houston Airport System Revenue, Series D, 5.00% due 7/1/2035	1,750,000	2,132,795
	Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.), 6.50% due 5/15/2031 (pre-refunded 5/15/2021)	775,000	845,850
	La Vernia Higher Education Finance Corp. (Kipp, Inc.), Series A, 5.75% due 8/15/2024 (pre-refunded 8/15/2019)	3,000,000	3,015,450
	Lower Colorado River Authority,

SCHEDULE OF INVESTMENTS, Continued
Thornburg Intermediate Municipal Fund	June 30, 2019 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	Series A,
	5.00% due 5/15/2026	$ 9,415,000	$ 10,340,965
	5.00% due 5/15/2026 (pre-refunded 5/15/2022)	55,000	60,517
	Metropolitan Transit Authority of Harris County, 5.00% due 11/1/2029 - 11/1/2030	4,040,000	5,119,920
	North Central Texas Health Facilities Development Corp. (Children’s Medical Center of Dallas), 5.00% due 8/15/2019	270,000	271,145
	North Texas Tollway Authority (NTTA System), Series A, 5.00% due 1/1/2037	1,750,000	2,064,142
	Round Rock (Educational Facilities Improvements; Guaranty: PSF) ISD GO, 5.00% due 8/1/2028 - 8/1/2029	5,820,000	7,002,877
	San Antonio Water System, Series A, 5.00% due 5/15/2037	500,000	609,065
	San Juan Higher Education Finance Authority (IDEA Public Schools), Series A, 5.75% due 8/15/2024 (pre-refunded 8/15/2020)	1,590,000	1,665,430
	Stephen F Austin State University (Financing System), Series A, 5.00% due 10/15/2030 - 10/15/2033	1,265,000	1,560,185
	Texas Public Finance Authority Charter School Finance Corp. (Cosmos Foundation, Inc.), Series A, 6.00% due 2/15/2030 (pre-refunded 2/15/2020)	1,750,000	1,798,895
	Texas Transportation Commission (Central Texas Turnpike System), Series C, 5.00% due 8/15/2024 - 8/15/2025	2,250,000	2,602,950
	Uptown Development Authority (Infrastructure Improvements), 5.50% due 9/1/2029 (pre-refunded 9/1/2019)	1,250,000	1,258,325
	U. S. Virgin Islands — 0.4%
	Virgin Islands Public Finance Authority, Series A, 6.625% due 10/1/2029	5,000,000	4,987,500
	Utah — 0.2%
[b]	County of Utah, (IHC Health Services, Inc. Obligated Group), Series B, 5.00% due 5/15/2056 (put 8/1/2022)	2,500,000	2,739,700
	Washington — 3.0%
	King County Public Hospital District No. 2 (EvergreenHealth Medical Center) GO, 5.00% due 12/1/2028 - 12/1/2030	4,545,000	5,287,146
	Skagit County Public Hospital District No. 1 (Skagit Regional Health) GO, 5.00% due 12/1/2025 - 12/1/2028	7,860,000	8,725,866
	Skagit County Public Hospital District No. 2 (Island Hospital) GO, 5.00% due 12/1/2027 - 12/1/2028	4,640,000	5,090,897
	State of Washington (Acquisition and Improvements of Real and Personal Property) COP, Series A, 5.00% due 7/1/2030	4,415,000	5,439,457
	State of Washington GO, Series C, 5.00% due 2/1/2036 - 2/1/2037	7,425,000	9,187,742
	West Virginia — 0.3%
[b]	West Virginia Economic Development Authority (Appalachian Power Co.), Series A, 2.625% due 12/1/2042 (put 6/1/2022)	2,000,000	2,040,320
[b]	West Virginia Economic Development Authority, (Appalachian Power Co.) AMT, Series A, 1.70% due 1/1/2041 (put 9/1/2020)	1,500,000	1,498,260
	Wisconsin — 2.0%
	Wisconsin Health & Educational Facilities Authority (Agnesian Healthcare),
	5.00% due 7/1/2021 (pre-refunded 7/1/2020)	2,170,000	2,248,185
	5.50% due 7/1/2025 (pre-refunded 7/1/2020)	5,000,000	5,204,850
	Wisconsin Health & Educational Facilities Authority (ProHealth Care, Inc.), 5.00% due 8/15/2023 - 8/15/2026	10,925,000	11,676,863
	WPPI Energy, Series A, 5.00% due 7/1/2029 - 7/1/2036	2,980,000	3,655,295
	Total Investments — 98.9% (Cost $1,060,175,097)		$1,124,453,270
	Other Assets Less Liabilities — 1.1%		12,658,699
	Net Assets — 100.0%		$1,137,111,969

Footnote Legend
a	Illiquid security.
b	Variable Rate Demand Obligations are instruments whose interest rates change on a mandatory date (demand date) or whose interest rates will vary with changes in a designated base rate. The rate disclosed is the rate at June 30, 2019.
c	Floating Rate Security. Stated interest/floor rate was in effect at June 30, 2019.
d	Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
e	When-issued security.
f	Segregated as collateral for a when-issued security.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
AGC	Insured by Associated General Contractors
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAM	Insured by Build America Mutual Insurance Co.
BHAC-CR	Berkshire Hathaway Assurance Corp. Custodial Receipts
COP	Certificates of Participation
DFA	Development Finance Authority
EDA	Economic Development Authority
ETM	Escrowed to Maturity
FGIC	Insured by Financial Guaranty Insurance Co.
GNMA	Collateralized by Government National Mortgage Association
GO	General Obligation
HFA	Health Facilities Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
ISD	Independent School District
LIBOR	London Interbank Offered Rates
LOC	Letter of Credit
MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index
Natl-Re	Insured by National Public Finance Guarantee Corp.
PSF	Guaranteed by Permanent School Fund
Q-SBLF	Insured by Qualified School Bond Loan Fund
SPA	Stand-by Purchase Agreement
USD	Unified School District

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Intermediate Municipal Fund	June 30, 2019 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Intermediate Municipal Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-two separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers three classes of shares of beneficial interest: Class A, Class C, and Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor") to assist the Trustees to obtain market values for portfolio investments, evaluate and monitor professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee calculates a fair value for the obligation using an alternative method approved by the Audit Committee.
Valuation Hierarchy: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.
Various inputs are used in calculating valuations for Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:
Level 1: Quoted prices in active markets for identical investments.
Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit ratings, etc.).
Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).
Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are generally characterized as Level 2 within the valuation hierarchy.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Intermediate Municipal Fund	June 30, 2019 (Unaudited)

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.
Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.
The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of June 30, 2019. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:
	Fair Value Measurements at June 30, 2019
	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
Municipal Bonds	$ 1,124,453,270	$ —	$ 1,124,453,270	$ —
Total Investments in Securities	$1,124,453,270	$—	$1,124,453,270	$—
Total Assets	$1,124,453,270	$—	$1,124,453,270	$—